Leases - Maturity analysis of the Company's (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 20,405	¥ 142,058
2021	21,579	150,231
2022	18,491	128,731
2023	13,588	94,598
2024 and after	14,013	97,558
Total undiscounted cash flows	88,076	613,176
Less: imputed interest	(9,888)	(68,849)
Present value of lease liabilities	$ 78,188	¥ 544,327